CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Sales, net of business tax, value-added tax and related surcharges
Online education services	$ 95,503	$ 93,923	$ 88,657
Books and reference materials	8,980	8,067	6,873
Others	26,505	15,558	12,647
Total net revenues	130,988	117,548	108,177
Cost of sales
Cost of services and others	(50,540)	(43,796)	(41,043)
Cost of tangible goods sold	(6,872)	(4,538)	(3,300)
Total cost of sales	(57,412)	(48,334)	(44,343)
Gross profit	73,576	69,214	63,834
Operating expenses
Selling expenses	(34,910)	(24,517)	(24,186)
General and administrative expenses	(19,468)	(16,778)	(13,211)
Total operating expenses	(54,378)	(41,295)	(37,397)
Other operating income	1,912	806	224
Operating income	21,110	28,725	26,661
Interest income	1,531	2,020	3,513
Interest expense	(1,049)	(555)	(464)
Impairment loss from a long-term investment	(679)
Exchange gain	128	2,462	737
Income before income taxes	21,041	32,652	30,447
Income tax expense	(4,620)	(6,150)	(5,874)
Loss from equity method investment	(153)	(91)
Net income	16,268	26,411	24,573
Less: Net income attributable to noncontrolling interests	1,333	121
Net income attributable to China Distance Education Holdings Limited	$ 14,935	$ 26,290	$ 24,573
Net income attributable to ordinary shareholders
Basic	$ 0.11	$ 0.19	$ 0.17
Diluted	$ 0.11	$ 0.19	$ 0.17
Weighted average shares used in calculating net income per share
Basic	131,432,211	136,497,929	142,720,838
Diluted	133,203,255	138,465,944	143,767,990